Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents
Cash and banks	R$ 27,042	R$ 31,187
Cash equivalents	1,992,349	807,297
Total	R$ 2,019,391	R$ 838,484	R$ 836,450	R$ 1,867,485